Label	Element	Value
IQ Hedge Multi-Strategy Plus Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement, Text Block	iiqt_SupplementTextBlock

INDEXIQ TRUST
(the “Trust”)

IQ Hedge Multi-Strategy Plus Fund
(the “Fund”)

Supplement dated March 14, 2017 (“Supplement”)
to the Summary Prospectus and Prospectus dated August 29, 2017 for Class A and Class I Shares

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus.

The paragraph entitled, “Best and Worst Quarter Returns (for the period reflected in the bar chart above)” is hereby deleted and replaced with the following“

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	8.35%	Q3/2010
Lowest Return	–3.95%	Q3/2011

Investors Should Retain This Supplement for Future Reference

Bar Chart, Closing	rr_BarChartClosingTextBlock	Best and Worst Quarter Returns (for the period reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	8.35%	Q3/2010
Lowest Return	–3.95%	Q3/2011

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.95%)